Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3) (4)	Value of Initial Fixed $100 Investment Based On:		Company Net Income ($M)(7)	EPA Segment Adjusted EBITDA ($M)(8)
					Company TSR(5)	Index TSR(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$30,171,859	$23,364,716	$3,309,743	$6,452,675	105	124	275	719
2024	$8,881,752	$(5,262,772)	$2,210,067	$(198,956)	57	110	60	587
2023	$9,962,993	$23,041,552	$2,782,785	$4,450,187	111	110	157	756
2022	$8,939,010	$(3,430,929)	$2,607,284	$216,040	66	93	315	707

Company Selected Measure Name	EPA Segment Adjusted EBITDA
Peer Group Issuers, Footnote
(6)    Reflects total shareholder return indexed to $100 for the S&P 600 Materials Index (“Peer Group TSR”), which is an industry line peer group reported for the year ended December 31, 2025, and assuming reinvestment of all dividends, where applicable.

PEO Total Compensation Amount	$ 30,171,859	$ 8,881,752	$ 9,962,993	$ 8,939,010
PEO Actually Paid Compensation Amount	$ 23,364,716	(5,262,772)	23,041,552	(3,430,929)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of CAP for Mr. Germain for each corresponding year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Germain during the applicable year. As computed in accordance with Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Germain’s total compensation for each year to determine the CAP values for Mr. Germain:

Year	SCT Total for PEO	Minus SCT Change in Pension Value for PEO	Plus Pension Value Service Cost	Minus SCT Equity for PEO	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	PEO CAP
2025	$30,171,859	$—	$—	$26,354,236	$8,855,046	$10,626,248	$186,085	$(120,286)	$23,364,716
2024	$8,881,752	$—	$—	$6,915,992	$2,165,146	$(9,595,771)	$202,093	$—	$(5,262,772)
2023	$9,962,993	$—	$—	$6,452,077	$8,989,200	$7,431,950	$3,109,486	$—	$23,041,552
2022	$8,939,010	$—	$—	$5,662,557	$2,453,831	$(9,573,067)	$411,854	$—	$(3,430,929)

Non-PEO NEO Average Total Compensation Amount	$ 3,309,743	2,210,067	2,782,785	2,607,284
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,452,675	(198,956)	4,450,187	216,040
Adjustment to Non-PEO NEO Compensation Footnote
(4)    The dollar amounts reported in column (e) represent the amount of CAP for the non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to these executive officers during the applicable year. As computed in accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation for each year to determine the compensation actually paid:

Year	SCT Total for Average Non-PEO NEOs	Minus SCT Change in Pension Value for Average Non-PEO NEOs	Plus Pension Value Service Cost	Minus SCT Equity for Average Non-PEO NEOs	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Average Non-PEO NEOs CAP
2025	$3,309,743	$(62,239)	$14,107	$1,521,393	$2,735,006	$1,951,565	$25,884	$6,452,675
2024	$2,210,067	$(94,505)	$11,769	$1,132,487	$394,237	$(1,614,630)	$26,593	$(198,956)
2023	$2,782,785	$(104,288)	$10,166	$1,311,430	$1,774,887	$995,469	$302,598	$4,450,187
2022	$2,607,284	$—	$11,797	$1,187,029	$529,669	$(1,818,052)	$72,371	$216,040

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

EPA Segment Adjusted EBITDA
EPA Adjusted Free Cash Flow
Relative Total Shareholder Return vs. S&P SmallCap 600 Materials Index and S&P MidCap 400 Materials Index

Total Shareholder Return Amount	$ 105	57	111	66
Peer Group Total Shareholder Return Amount	124	110	110	93
Net Income (Loss)	$ 275,000,000	$ 60,000,000	$ 157,000,000	$ 315
Company Selected Measure Amount	719,000,000	587,000,000	756,000,000	707
PEO Name	Jean-Marc Germain
Additional 402(v) Disclosure
(3)    Reflects compensation amounts reported for the non-PEO NEOs, in the Summary Compensation Table (“SCT”), who were as follows:

2025	2024	2023	2022
Jack Guo	Jack Guo	Jack Guo	Peter Matt
Ingrid Joerg	Ingrid Joerg	Ingrid Joerg	Ingrid Joerg
Phillipe Hoffman	Phillipe Hoffman	Phillipe Hoffman	Phillipe Hoffman
Ryan Jurkovic	Ryan Jurkovic	Ryan Jurkovic	Ryan Jurkovic
(7)    The dollar amounts reported represent the amount of net income (in millions) under U.S. GAAP reflected in Constellium’s 10-K filed on February 25, 2026.

Measure:: 1
Pay vs Performance Disclosure
Name	EPA Segment Adjusted EBITDA
Non-GAAP Measure Description
(8)    We determined EPA Segment Adjusted EBITDA as the “company-selected measure” (as previously defined). EPA Segment Adjusted EBITDA is a non-GAAP measure and as previously disclosed in “Compensation Discussion and Analysis—Elements of Executive Compensation” was set in USD and under GAAP in 2025, and for 2022-2024 was set in Euros and under IFRS when the Company was a foreign private issuer. For fiscal years 2025, 2024, 2023, and 2022, the EPA Segment Adjusted EBITDA was $720, €542, €699 and €673 respectively. In fiscal year 2023, for the purposes of EPA payout calculations, an adjustment of €13.8 was made to the Adjusted EBITDA of €713, resulting in EPA Segment Adjusted EBITDA of €699. For fiscal years 2022 - 2024, the column reflects the EPA Segment Adjusted EBITDA converted from EUR to USD using the average exchange rate for the respective years (1 euro to 1.0821 USD in fiscal year 2024; 1 euro to 1.0810 USD in fiscal year 2023; and 1 euro to 1.507 USD in fiscal year 2022). The rates are sourced from European Central Bank.

Measure:: 2
Pay vs Performance Disclosure
Name	EPA Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return vs. S&P SmallCap 600 Materials Index and S&P MidCap 400 Materials Index
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,354,236)	(6,915,992)	(6,452,077)	(5,662,557)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,855,046	2,165,146	8,989,200	2,453,831
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,626,248	(9,595,771)	7,431,950	(9,573,067)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,085	202,093	3,109,486	411,854
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,286)	0	0	0
PEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,107	11,769	10,166	11,797
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,521,393)	(1,132,487)	(1,311,430)	(1,187,029)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,735,006	394,237	1,774,887	529,669
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,951,565	(1,614,630)	995,469	(1,818,052)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,884	26,593	302,598	72,371
Non-PEO NEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (62,239)	$ (94,505)	$ (104,288)	$ 0